RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
The following table provides the activity in the restructuring liability:

	2021	2020
Balance, beginning of period	$5,750	$8,655
Expensed - continuing operations	12,255	8,740
Expensed - discontinued operations	—	1,741
Disbursements	(12,583)	(13,475)
Foreign exchange	8	89
	$5,430	$5,750

Classification:
Accounts payable and accrued liabilities (note 22)	5,430	5,750
	$5,430	$5,750

By restructuring initiative:
April 2019	493	1,254
Q3 2020	120	4,496
Q4 2021	4,544	—
Other 2021	273	—
	$5,430	$5,750
The components of continuing operations expense for the years ended December 31 were as follows:

	2021	2020
April 2019	$(203)	$369
Q3 2020	3,954	8,371
Q4 2021	7,084	—
Other 2021	1,420	—
	$12,255	$8,740